Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 216,441	$ 105,347	$ 261,848
Prepaid expenses and other assets	184,676	211,133
Total current assets	401,117	316,480	261,848
Intangible asset, net	2,213,499	2,311,877
Goodwill	3,502,829	3,558,076
Total Noncurrent assets	5,716,328	5,869,953
Total assets	6,117,445	6,186,433	261,848
Current liabilities
Accounts payable	618,756	663,261	10,980
Accrued expenses	717,547	1,393,521	64,688
Due to related party	200,333	83,166	59,525
Notes payable	436,748	435,998
Convertible note payable to related party	480,514	250,000
Fair value of liabilities for price adjustable warrants	244,795	141,723
Total current liabilities	2,698,693	2,967,669	135,193
Other long-term liabilities			36,470
Total liabilities	2,698,693	2,967,669	171,663
Commitments and contingencies
Stockholders' equity:
Common stock, $0.006 par value; 180,000,000 shares authorized, 97,099,877, 89,771,379 and 58,392,827 shares issued and outstanding as of March 31, 2017, December 31, 2016 and 2015, respectively	582,599	538,628	350,357
Additional paid-in capital	5,870,013	4,631,218	853,767
Accumulated deficit	(3,033,860)	(1,951,082)	(1,113,939)
Total stockholders' equity	3,418,752	3,218,764	90,185
Total liabilities and stockholders' equity	6,117,445	6,186,433	261,848
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock, Value
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock, Value